Income (Loss) From Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
U.S. loss	$ (40)	$ (170)	$ (207)
Foreign income (loss)	28	11	(28)
LOSS BEFORE INCOME TAXES	$ (12)	$ (159)	$ (235)